Other operating expenses - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Operating Expense [Line Items]
Contributions to the Single and Local Resolution Funds	€ 41	€ 35	€ 251
Increase (decrease) in local bank taxes	41
Local bank taxes	657	617	472
Belgium, Poland, Germany, Netherlands
Disclosure Of Other Operating Expense [Line Items]
Contributions to the Deposit Guarantee Schemes	€ 167	€ 230	€ 320